Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 7,657	$ 8,465	$ 8,403
Net (gains) losses on sales of securities	1,170	881	1,419
Net Cash Provided by Operating Activities	10,531	12,691	11,361
Proceeds from sale of securities	66,263	42,348	40,914
Securities available for sale: Purchases	(74,426)	(84,589)	(67,312)
Net Cash Provided by (Used in) Investing Activities	4,691	(52,657)	(17,249)
Proceeds from Stock Options Exercised	691	575	455
Excess Tax Benefit from Share-based Compensation, Financing Activities	17	39	30
ESOP purchase of shares from treasury stock	150	146	149
Acquisition of treasury stock	(179)	(319)	(320)
Cash dividends paid	(4,370)	(4,155)	(3,932)
Net Cash Used in Financing Activities	(10,709)	35,534	(3,240)
Net Increase (Decrease) in Cash and Cash Equivalents	4,513	(4,432)	(9,128)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	7,863	12,295	21,423
CASH AND CASH EQUIVALENTS, END OF PERIOD	12,376	7,863	12,295
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	7,657	8,465	8,403
Undistributed earnings of bank subsidiary	(3,502)	(4,419)	(4,575)
Net (gains) losses on sales of securities	0	0	68
Other, net	(177)	247	181
Net Cash Provided by Operating Activities	4,332	3,799	3,579
Proceeds from sale of securities	0	0	114
Securities available for sale: Purchases	0	0	(185)
Net Cash Provided by (Used in) Investing Activities	0	0	(71)
Proceeds from Stock Options Exercised	691	575	455
Excess Tax Benefit from Share-based Compensation, Financing Activities	17	39	30
ESOP purchase of shares from treasury stock	150	146	149
Acquisition of treasury stock	(179)	(319)	(320)
Cash dividends paid	(4,370)	(4,155)	(3,932)
Net Cash Used in Financing Activities	(3,691)	(3,714)	(3,618)
Net Increase (Decrease) in Cash and Cash Equivalents	641	85	(110)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,205	1,120	1,230
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 1,846	$ 1,205	$ 1,120